Label	Element	Value
Class A, Class C, and Institutional Class | Neuberger Berman Emerging Markets Income Fund
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Supplement [Text Block]	nbif_SupplementTextBlock
Neuberger Berman Income Funds®

Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated February 28, 2014

Neuberger Berman Emerging Markets Income Fund

Class A, Class C, and Institutional Class

Effective June 2, 2014, the fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are each amended to reflect that Neuberger Berman Emerging Markets Income Fund’s name has changed to Neuberger Berman Emerging Markets Debt Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Emerging Markets Income Fund